FAIR VALUES - Level 3 Reconciliation (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of the financial instruments
Assets at beginning of period	$ 5,923,213,429
Disposals	(16,039)	$ (246,051)
Assets at end of period	7,769,564,895	5,923,213,429
Level 3 of fair value hierarchy [member]
Reconciliation of the financial instruments
Assets at beginning of period	866,079
Additions	35,936
Disposals	(16,039)
OCI	513,693
Assets at end of period	$ 1,399,669	$ 866,079